PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	R$ 1,484,825
Additions	70,250
Accrued charges	119,533
Net utilization of reversal	(331,738)
Accrued liabilities, ending	1,342,870
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	219,196
Additions	7,880
Accrued charges	15,113
Net utilization of reversal	(87,563)
Accrued liabilities, ending	154,626
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	1,567
Accrued charges	81
Net utilization of reversal	(39)
Accrued liabilities, ending	1,609
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	375,416
Additions	38,241
Accrued charges	47,732
Net utilization of reversal	(94,744)
Accrued liabilities, ending	366,645
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	851,305
Additions	21,747
Accrued charges	54,150
Net utilization of reversal	(148,406)
Accrued liabilities, ending	778,796
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	37,341
Additions	2,382
Accrued charges	2,457
Net utilization of reversal	(986)
Accrued liabilities, ending	R$ 41,194